UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: JUNE 1, 2005 - NOVEMBER 30, 2005

                                          (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

MANAGERS AMG FUNDS

November 30, 2005

•	Essex Aggressive Growth Fund

•	Essex Large Cap Growth Fund

•	Essex Small/Micro Cap Growth Fund

ESSEX AGGRESSIVE GROWTH FUND

ESSEX LARGE CAP GROWTH FUND

ESSEX SMALL/MICRO CAP GROWTH FUND

Semi-Annual Report

November 30, 2005

(unaudited)

Page
Letter to Shareholders	1

About Your Fund’s Expenses	2

Fund Performance	3

Fund Snapshots	4

Schedules of Portfolio Investments	5

Notes to Schedules of Portfolio Investments	13

Financial Statements:

Statements of Assets and Liabilities	14
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	15
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	16
Detail of changes in Fund assets for the past two or three fiscal periods

Financial Highlights	19

Net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets for each Fund

Notes to Financial Statements	23

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Annual Renewal of Investment Advisory Agreements	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

The challenges of the past year serve to remind us that no one can predict the events that will shape the markets in coming months. Positive and negative events result in various investment results for different investment managers, investment styles, and asset classes. This reinforces our belief that to invest successfully in an uncertain world, you have to diversify your investments and be a patient, long-term investor.

Most people think of diversification as investing in different types of stocks and bonds. At Managers we believe that there is another type of diversification that receives too little notice and often is more rewarding. That is diversification by investment manager, or what we call “intelligence diversification.” By choosing several investment managers you diversify not only your portfolio holdings but also the approach to choosing those investments. The result is several different, intelligent approaches to investing in one or more asset classes in your portfolio. This provides an additional layer of diversification, intelligence diversification.

Intelligence diversification is a major benefit we offer you at Managers. Since we hire subadvisors (outside investment managers) to run our portfolios, we offer you a wide selection of very different investment styles to choose from, sometimes within the same asset class. We hire these managers from our family of affiliates as well as from the broad universe of investment professionals. Invest in multiple Managers Funds, and you can get managers with very different approaches and holdings, helping you reduce the risks created by changing economic conditions and natural and man-made events, such as those of the past 12 months.

We also believe that once you have made your manager selection, you should be patient. In the Knowledge Center section of our Web site at www.managersinvest.com, you will find a short article entitled “Investing for the Long Term” that highlights how important it is to consistently stay in the market rather than trying to time the market. We think the implication is clear: to be successful in the market over the long term, select a wide variety of investments, invest regularly, and stick with your investment plan no matter what events dominate the news.

We invite you to visit our Web site on an ongoing basis to stay in tune with your mutual fund holdings. The Web site provides detailed profiles of our subadvisors and their investment styles, as well as quarterly commentary on each Fund. If you have any questions, please do call us at 800.835.3879. Thank you for investing with Managers AMG Funds.

Sincerely,

Peter M. Lebovitz	Thomas G. Hoffman, CFA
President	Chief Investment Officer
Managers AMG Funds	Managers Investment Group LLC

About Your Fund’s Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. These Funds incur only ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended November 30, 2005	Beginning Account Value 5/31/2005	Ending Account Value 11/30/2005	Expenses Paid During the Period*
Essex Aggressive Growth - Institutional Class
Based on Actual Fund Return	$1,000	$1,116	$6.74
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.43

Essex Aggressive Growth - Investor Class
Based on Actual Fund Return	$1,000	$1,115	$8.06
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.69

Essex Large Cap Growth
Based on Actual Fund Return	$1,000	$1,078	$5.73
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$5.57

Essex Small/Micro Cap Growth
Based on Actual Fund Return	$1,000	$1,216	$8.28
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Managers AMG Funds

Fund Performance (unaudited)

	Periods ended November 30, 2005					Inception Date
	Six Months	One Year	Three Years	Five Years	Since Inception
Essex Aggressive Growth Fund -
Institutional Class	11.63%	8.68%	9.76%	—	4.75%	Mar. ‘02

Essex Aggressive Growth Fund -
Investor Class	11.52%	8.55%	9.49%	(5.86)%	(0.37)%	Nov. ‘99

Essex Large Cap Growth Fund	7.77%	7.90%	—	—	8.82%	June ‘03

Essex Small/Micro Cap
Growth Fund [1,3]	21.61%	17.00%	26.13%	18.95%	15.68%[2]	Sept. ‘00

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

[1]	The returns shown were achieved during a period of generally rising markets values, especially in the technology sector. Investors should not expect that such favorable returns can be consistently achieved.
[2]	The “Since Inception” return, and returns for all periods beginning prior to June 25, 2002, for the Managers AMG Essex Small/Micro Cap Growth Fund reflect performance linked with a “Predecessor Account” which began operations on September 28, 2000. The Predecessor Account’s objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund’s. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account’s performance may have been adversely affected.
[3]	The Fund is subject to the special risks associated with investments in micro-cap companies such as relatively short earnings history, conditions, less publicly available corporate information, and a reliance on a limited number of products.

Fund Snapshots

November 30, 2005 (unaudited)

Essex Aggressive Growth Fund

Top Ten Holdings (out of 57 securities)	% Net Assets	Portfolio Breakdown	% of Net Assets
Halliburton Co.*	3.4%	Health Care	31.5%
MICROS Systems, Inc.*	3.4	Information Technology	21.6
Gilead Sciences, Inc.*	3.1	Consumer Discretionary	14.3
Schlumberger, Ltd.	2.9	Energy	13.5
QUALCOMM, Inc.	2.9	Industrials	7.9
Protein Design Labs, Inc.	2.8	Financials	7.5
Novartis AG, Sponsored ADR*	2.7	Consumer Staples	1.9
Teva Pharmaceutical Industries, Ltd., Sponsored ADR*	2.6	Other	1.8

Caremark Rx, Inc.*	2.5		100.0%

Marvell Technology Group Ltd.	2.4

Top Ten as a Group	28.7%

Essex Large Cap Growth Fund

Top Ten Holdings (out of 45 securities)	% Net Assets	Portfolio Breakdown	% of Net Assets
General Electric Co.	4.6%	Health Care	30.5%
QUALCOMM, Inc	3.8	Information Technology	21.7
Genentech, Inc.	3.6	Consumer Discretionary	15.0
Procter & Gamble Co.	3.5	Energy	10.7
Autodesk, Inc.	3.5	Industrials	6.5
Schlumberger, Ltd.*	3.3	Financials	7.8
Novartis AG, Sponsored ADR	3.1	Consumer Staples	3.5
Caremark Rx, Inc.*	3.1	Other	4.3

Teva Pharmaceutical Industries, Ltd., Sponsored ADR*	3.1		100.0%

McKesson Corp.	2.9

Top Ten as a Group	34.5%

Essex Small/Micro Cap Growth Fund

Top Ten Holdings (out of 84 securities)	% Net Assets	Portfolio Breakdown	% of Net Assets
Kyphon, Inc.*	3.0%	Health Care	24.2%
Neoware Systems, Inc.	2.2	Information Technology	30.9
JLG Industries, Inc.	2.1	Consumer Discretionary	9.8
Kendle International, Inc.*	2.1	Energy	1.7
Luminex Corp.	2.0	Industrials	23.8
Aspect Medical Systems, Inc.*	1.9	Financials	0.9
Vital Images, Inc.	1.8	Consumer Staples	2.9
Blackboard, Inc.	1.8	Materials	2.2
Columbus McKinnon Corp.	1.8	Other	3.6

Somanetics Corp.	1.8		100.0%

Top Ten as a Group	20.5%

*	Top Ten Holding at May 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Any securities discussed may no longer be held in an account’s portfolio. It should not be assumed that any of the securities transactions discussed were or will prove to be profitable, or that the investment recommendations we make in the future will be profitable.

Essex Aggressive Growth Fund

Schedule of Portfolio Investments

November 30, 2005 (unaudited)

	Shares		Value
Common Stocks - 98.3%

Consumer Discretionary - 14.3%
Carnival Corp.	12,150	[2]	$662,053
Coldwater Creek, Inc.*	13,000	[2]	408,200
Joseph A. Bank Clothiers, Inc.*	11,300	[2]	565,113
Lowe’s Co., Inc.	10,860	[2]	732,832
News Corp., Inc., Class A	40,350		597,584
Staples, Inc.	29,740		686,994
Texas Roadhouse, Inc., Class A*	25,600	[2]	386,560
Walt Disney Co., The	22,750		567,158
XM Satellite Radio Holdings, Inc.*	22,250	[2]	651,035
Total Consumer Discretionary			5,257,529

Consumer Staples - 1.9%
Procter & Gamble Co.	12,450		712,016

Energy - 13.6%
Comstock Resources, Inc.*	12,150	[2]	372,641
ENSCO International, Inc.	12,700	[2]	601,472
EOG Resources, Inc.	10,650	[2]	764,138
Halliburton Co.	19,500	[2]	1,241,174
National-Oilwell, Inc.*	8,250	[2]	500,115
Newfield Exploration Co.*	9,400		434,844
Schlumberger, Ltd.	11,000		1,053,030
Total Energy			4,967,414

Financials - 7.5%
American International Group, Inc.	12,350		829,179
CB Richard Ellis Group, Inc.*	12,500	[2]	693,750
East West Bancorp, Inc.	10,100	[2]	382,184
Goldman Sachs Group, Inc.	4,050		522,288
National Financial Partners Corp.	6,650		338,419
Total Financials			2,765,820

Health Care - 31.5%
Caremark Rx, Inc.*	17,550		901,895
Celgene Corp.*	7,450	[2]	453,854
Cubist Pharmaceuticals, Inc.*	34,540	[2]	780,949
Genentech, Inc.*	7,300		698,026
Genzyme Corp.*	11,150		828,891
Gilead Sciences, Inc.*	22,450		1,137,990
McKesson Corp.	13,950		701,685
Medtronic, Inc.	10,150		564,036

The accompanying notes are an integral part of these financial statements.

Essex Aggressive Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care (continued)
MGI Pharmaceuticals, Inc.*	28,650	[2]	$565,551
MWI Veterinary Supply, Inc.*	200		4,606
Neurometrix, Inc.*	8,400	[2]	261,156
Novartis AG, Sponsored ADR	19,050	[2]	998,219
Protein Design Labs, Inc.*	36,350	[2]	1,012,347
Sepracor, Inc.*	9,950	[2]	547,051
Shire Pharmaceuticals PLC	19,864		725,831
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	23,050	[2]	942,284
Vertex Pharmaceuticals, Inc.*	16,400	[2]	418,200
Total Health Care			11,542,571

Industrials - 7.9%
Airtran Holdings, Inc.*	24,850	[2]	373,247
Corporate Executive Board Co.	5,750	[2]	497,433
CoStar Group, Inc.*	7,930	[2]	372,234
General Electric Co.	14,750		526,870
Lennox International, Inc.	22,100		645,541
UTI Worldwide, Inc.	4,800	[2]	466,992
Total Industrials			2,882,317

Information Technology - 21.6%
Akamai Technologies, Inc.*	29,122		581,275
Autodesk, Inc.	20,050		836,486
Blackboard, Inc.*	13,000		402,220
Informatica Corp.*	45,950		516,478
Marchex, Inc.*	19,750	[2]	462,150
Marvell Technology Group Ltd.*	16,000		888,640
Maxim Integrated Products, Inc.	17,050		623,178
MICROS Systems, Inc.*	25,500	[2]	1,231,904
QUALCOMM, Inc.	23,000		1,045,810
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	42,700		409,066
Texas Instruments, Inc.	12,450		404,376
Yahoo!, Inc.*	12,800	[2]	514,944
Total Information Technology			7,916,527
Total Common Stocks (cost $29,207,511)			36,044,194

	Principal Amount
U.S. Government Obligations - 0.2%[4]
U.S. Treasury Bonds, 2.375%, 01/15/25	$28,348		31,031
U.S. Treasury Bonds, 5.500%, 08/15/28	9,159		10,189
U.S. Treasury Bonds, 7.875%, 02/15/21	2,377		3,218

The accompanying notes are an integral part of these financial statements.

Essex Aggressive Growth Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government Obligations (continued)
U.S. Treasury Notes, 4.000%, 06/15/09	$18,099	$18,187
Total U.S. Government Obligations (cost $62,625)		62,625
Short-Term Investments - 32.7%[1]
Other Investment Companies - 31.3%

	Shares
Bank of New York Institutional Cash Reserves Fund, 4.09%[3]	10,770,659	10,770,659
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.92%	732,688	732,688
Total Other Investment Companies		11,503,347
Other Short-Term Investments - 1.4%[3]
Goldman Sachs Promissory Notes, 4.14%	500,520	500,998
Total Short-Term Investments (cost $12,004,345)		12,004,345
Total Investments - 131.2% (cost $41,274,481)		48,111,164
Other Assets, less Liabilities - (31.2)%		(11,431,703)
Net Assets - 100.0%		$36,679,461

The accompanying notes are an integral part of these financial statements.

Essex Large Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2005 (unaudited)

	Shares		Value
Common Stocks - 95.7%

Consumer Discretionary - 15.0%
Bed Bath & Beyond, Inc.*	3,625		$154,643
Carnival Corp.	4,100	[2]	223,409
Getty Images, Inc.*	1,300	[2]	118,677
Harrah’s Entertainment, Inc.	3,300	[2]	224,697
Lowe’s Co., Inc.	2,600	[2]	175,448
News Corp., Inc., Class A	9,000		133,290
Staples, Inc.	6,900		159,390
Walt Disney Co., The	5,800		144,594
XM Satellite Radio Holdings, Inc.*	6,900	[2]	201,894
Total Consumer Discretionary			1,536,042

Consumer Staples - 3.5%
Procter & Gamble Co.	6,300		360,297
Energy - 10.7%
ENSCO International, Inc.	4,400	[2]	208,384
EOG Resources, Inc.	2,000		143,500
Halliburton Co.	3,050	[2]	194,133
Schlumberger, Ltd.	3,575	[2]	342,234
Weatherford International, Ltd.*	2,900	[2]	201,579
Total Energy			1,089,830

Financials - 7.8%
American International Group, Inc.	4,275		287,023
CB Richard Ellis Group, Inc.*	2,788	[2]	154,734
Goldman Sachs Group, Inc.	1,400		180,544
Merrill Lynch & Co., Inc.	2,575		171,032
Total Financials			793,333

Health Care - 30.5%
Caremark Rx, Inc.*	6,200		318,618
Celgene Corp.*	2,100	[2]	127,932
Genentech, Inc.*	3,900	[2]	372,918
Genzyme Corp.*	2,700		200,718
Gilead Sciences, Inc.*	5,700		288,933
McKesson Corp.	5,900		296,770
Medtronic, Inc.	5,200		288,964
MGI Pharmaceuticals, Inc.*	8,000	[2]	157,920
Novartis AG, Sponsored ADR	6,125		320,950
Shire Pharmaceuticals PLC	5,535		202,249
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,700	[2]	314,776

The accompanying notes are an integral part of these financial statements.

Essex Large Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care (continued)
UnitedHealth Group, Inc.	3,800		$227,468
Total Health Care			3,118,216

Industrials - 6.5%
General Electric Co.	13,100		467,932
UTI Worldwide, Inc.	2,000	[2]	194,580
Total Industrials			662,512

Information Technology - 21.7%
Applied Materials, Inc.	5,950	[2]	107,755
Autodesk, Inc.	8,562		357,206
Electronic Arts, Inc.*	2,000		112,720
Google Inc.*	505		204,520
Marvell Technology Group Ltd.*	4,400		244,376
Maxim Integrated Products, Inc.	4,600		168,130
Microsoft Corp.	7,550		209,211
QUALCOMM, Inc.	8,450		384,221
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	11,500		110,170
Texas Instruments, Inc.	3,500		113,680
Yahoo!, Inc.*	5,100		205,173
Total Information Technology			2,217,162
Total Common Stocks (cost $8,467,069)			9,777,392

Other Investment Companies - 25.4%[1]
Bank of New York Institutional Cash Reserves Fund, 4.09%[3]	2,058,699		2,058,699
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.92%	537,793		537,793
Total Other Investment Companies (cost $2,596,492)			2,596,492
Total Investments - 121.1% (cost $11,063,561)			12,373,884
Other Assets, less Liabilities - (21.1)%			(2,156,951)
Net Assets - 100.0%			$10,216,933

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2005 (unaudited)

	Shares		Value
Common Stocks - 96.4%

Consumer Discretionary - 9.8%
Bakers Footwear Group, Inc.*	13,526	[2]	$202,349
Collegiate Pacific, Inc.	7,550		66,440
Cosi, Inc.*	14,604		127,639
Dress Barn, Inc., The*	6,412	[2]	214,033
Drew Industries, Inc.*	5,462		164,515
Guess?, Inc.*	6,412		217,239
Innovo Group, Inc.*	17,213		21,516
Lifetime Brands, Inc.	6,512		141,701
RedEnvelope, Inc.*	8,121		96,477
Stamps.com, Inc.*	5,869		137,628
Total Consumer Discretionary			1,389,537

Consumer Staples - 2.9%
Revlon, Inc., Class A*	39,701	[2]	99,253
United Natural Foods, Inc.*	4,809		135,037
Wild Oats Markets, Inc.*	14,027	[2]	169,445
Total Consumer Staples			403,735

Energy - 1.7%
Newpark Resources, Inc.*	33,459		245,254

Financials - 0.9%
AmericanWest Bancorp*	5,474		126,176

Health Care - 24.2%
AMICAS, Inc.*	39,032	[2]	185,402
Aspect Medical Systems, Inc.*	7,081	[2]	266,741
Digirad Corp. *	10,029		38,712
Greatbatch, Inc.*	6,606	[2]	191,442
Illumina, Inc.*	14,427		227,225
Kendle International, Inc.*	12,219		292,034
Keryx Biopharmaceuticals, Inc.*	11,021		153,082
Kyphon, Inc.*	9,901	[2]	420,694
Luminex Corp.*	27,051	[2]	283,494
Meridian Bioscience, Inc.	7,298		136,254
Neogen Corp.*	7,815		156,988
NovaMed, Inc.*	24,861		170,049
Orchid Cellmark, Inc.*	22,721		152,685
Serologicals Corp.*	5,597	[2]	112,388
Somanetics Corp.*	8,039		248,485
Sonosite, Inc.*	3,619		135,930

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care (continued)
Vital Images, Inc.*	9,372		$249,670
Total Health Care			3,421,275

Industrials - 23.8%
Ameron International Corp.	3,006		135,120
BE Aerospace, Inc.*	10,991	[2]	192,562
Bucyrus International, Inc.	4,793		224,792
CIRCOR International, Inc.	3,378		87,997
Color Kinetics, Inc.*	9,009	[2]	139,369
Columbus McKinnon Corp.*	11,844		248,487
Comfort Systems USA, Inc.*	17,040		160,006
Educate, Inc.	12,023		131,652
Greenbrier Co., Inc.	6,945		189,251
Intermagnetics General Corp.*	5,903	[2]	197,396
JLG Industries, Inc.	6,520		296,660
Labor Ready, Inc.*	7,119		157,188
Lamson & Sessions Co.*	8,751		209,849
Layne Christensen Co.*	6,154		136,434
MTC Technologies, Inc.*	3,406	[2]	111,615
Multi-Color Corp.	4,503		104,470
Portfolio Recovery Associates, Inc.*	4,106	[2]	157,342
Providence Service Corp.*	5,080		148,438
Schawk, Inc.	5,907	[2]	109,220
Universal Truckload Services, Inc.*	9,702		226,638
Total Industrials			3,364,486

Information Technology - 30.9%
Blackboard, Inc. *	8,049		249,036
Blue Coat Systems, Inc.*	5,210	[2]	235,961
Bottomline Technologies, Inc.*	10,059		111,655
Centillium Communications, Inc.*	39,354		181,028
Ceragon Networks, Ltd.*	22,613		83,668
Concur Technologies, Inc.*	14,475	[2]	182,819
CyberSource Corp.*	17,391		130,606
Intevac, Inc.*	11,219		137,882
Maxtor Corp.*	20,387		82,771
Measurement Specialties, Inc.*	5,410		134,601
Metasolv, Inc.*	40,961		116,739
MICROS Systems, Inc.*	3,811		184,109
Neoware Systems, Inc.*	14,027	[2]	306,771
NIC, Inc.*	25,007		152,543

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology (continued)
Online Resources Corp.*	11,225		$131,557
PCTEL, Inc.*	14,305		129,603
Perficient, Inc.*	18,234		159,000
Performance Technologies, Inc.*	18,557		167,199
Presstek, Inc.*	10,861	[2]	100,247
Radyne Corp.*	11,221		170,223
Rimage Corp.*	4,503		129,011
Secure Computing Corp.*	11,660	[2]	160,208
SkillSoft PLC*	30,049		149,043
Stratex Networks, Inc.*	54,976		181,421
Ultimate Software Group, Inc., The*	8,560		147,318
WebSideStory, Inc.*	10,219	[2]	183,942
Western Digital Corp.*	9,815		146,440
X-Rite, Inc.	11,021		122,002
Total Information Technology			4,367,403

Materials - 2.2%
Buckeye Technologies, Inc.*	9,390		71,552
Landec Corp.*	14,915		109,924
PH Glatfelter Co.	9,217		132,909
Total Materials			314,385
Total Common Stocks (cost $12,255,847)			13,632,251

Other Investment Companies - 18.3%[1]
Bank of New York Institutional Cash Reserves Fund, 4.09%[3]	1,048,356		1,048,356
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.92%	1,534,841		1,534,841
Total Other Investment Companies (cost $2,583,197)			2,583,197
Total Investments - 114.7% (cost $14,839,044)			16,215,448
Other Assets, less Liabilities - (14.7)%			(2,082,793)
Net Assets - 100.0%			$14,132,655

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At November 30, 2005 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Essex Aggressive Growth	$41,307,795	$7,322,249	$(518,880)	$6,803,369
Essex Large Cap Growth	11,081,998	1,386,978	(95,092)	1,291,886
Essex Small/Micro Cap Growth	15,221,933	1,194,928	(201,413)	993,515

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its November 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2005, amounting to:

Fund	Market Value	% of Net Assets
Essex Aggressive Growth	$11,061,380	30.2%
Essex Large Cap Growth	2,001,772	19.6%
Essex Small/Micro Cap Growth	1,028,107	7.3%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Non-cash collateral received for securities loaned.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Assets and Liabilities

November 30, 2005 (unaudited)

	Essex Aggressive Growth	Essex Large Cap Growth	Essex Small/Micro Cap Growth
Assets:
Investments at value (including securities on loan valued at $11,061,380, $2,001,772 and $1,028,107, respectively)	$48,111,164	$12,373,884	$16,215,448
Cash	—	—	105,602
Receivable for investments sold	39,743	15,456	—
Dividends and other receivables	16,605	5,745	5,453
Prepaid expenses	23,912	5,307	11,802
Receivable for Fund shares sold	251	—	159,954

Total assets	48,191,675	12,400,392	16,498,259

Liabilities:
Payable to Custodian	71,243	—	—
Payable for investments purchased	4,535	82,564	1,271,552
Payable upon return of securities loaned	11,334,282	2,058,699	1,048,356
Accrued expenses:
Investment advisory and management fees	31,173	4,163	1,065
Other	70,981	38,033	44,631

Total liabilities	11,512,214	2,183,459	2,365,604

Net Assets	$36,679,461	$10,216,933	$14,132,655

Institutional Class Shares:
Net Assets	$36,300,947	$10,216,933	$14,132,655

Shares outstanding	3,669,350	837,122	784,974

Net asset value, offering and redemption price per share	$9.89	$12.20	$18.00

Investor Class Shares:
Net Assets	$378,514	n/a	n/a

Shares outstanding	38,706	n/a	n/a

Net asset value, offering and redemption price per share	$9.78	n/a	n/a

Net Assets Represent:
Paid-in capital	$130,645,686	$9,121,197	$12,180,654
Net investment loss	(137,824)	(784)	(37,930)
Accumulated net realized gain (loss) from investments	(100,665,084)	(213,803)	613,527
Net unrealized appreciation of investments	6,836,683	1,310,323	1,376,404

Net Assets	$36,679,461	$10,216,933	$14,132,655

Investments at cost	$41,274,481	$11,063,561	$14,839,044

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended November 30, 2005 (unaudited)

	Essex Aggressive Growth	Essex Large Cap Growth	Essex Small/Micro Cap Growth
Investment Income:
Dividend income	$106,444	$38,929	$11,652
Securities lending fees	9,748	581	2,896

Total investment income	116,192	39,510	14,548

Expenses:
Investment advisory and management fees	199,491	36,783	34,165
Distribution fees	597	—	8,660
Custodian	18,583	11,448	19,336
Professional fees	12,943	11,044	8,977
Insurance	10,864	1,592	2,929
Registration fees	8,438	2,842	8,016
Transfer agent	4,255	595	4,055
Reports to shareholders	2,533	1,161	3,243
Trustees fees and expenses	1,929	362	418
Miscellaneous	287	21	149

Total expenses before expense offsets	259,920	65,848	89,948

Less: Expense reimbursement	—	(11,899)	(37,470)
Expense reduction	(5,904)	(2,372)	—

Net expenses	254,016	51,577	52,478

Net investment loss	(137,824)	(12,067)	(37,930)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(469,224)	(182,027)	1,094,988
Net unrealized appreciation of investments	4,989,163	928,195	377,247

Net realized and unrealized gain	4,519,939	746,168	1,472,235

Net Increase in Net Assets
Resulting from Operations	$4,382,115	$734,101	$1,434,305

The accompanying notes are an integral part of these financial statements.

Essex Aggressive Growth Fund

Statement of Changes in Net Assets

	For the six months ended Nov. 30, 2005 (unaudited)	For the fiscal period ended May 31, 2005*	For the fiscal year ended Oct. 31, 2004
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(137,824)	$(124,636)	$(717,599)
Net realized gain (loss) on investments	(469,224)	8,566,406	4,841,303
Net unrealized appreciation (depreciation) of investments	4,989,163	(6,238,261)	(7,241,634)

Net increase (decrease) in net assets resulting from operations	4,382,115	2,203,509	(3,117,930)

From Capital Share Transactions:
Institutional Class Shares:
Proceeds from sale of shares	1,066,486	1,015,747	3,448,506
Cost of shares repurchased	(8,542,120)	(23,703,826)	(18,927,459)

Decrease from Institutional Class share transactions	(7,475,634)	(22,688,079)	(15,478,953)

Investor Class Shares:
Proceeds from sale of shares	61,368	178,596	194,607
Cost of shares repurchased	(257,190)	(240,877)	(697,318)

Decrease from Investor Class share transactions	(195,822)	(62,281)	(502,711)

Total decrease in net assets	(3,289,341)	(20,546,851)	(19,099,594)

Net Assets:
Beginning of period	39,968,802	60,515,653	79,615,247

End of period	$36,679,461	$39,968,802	$60,515,653

End of period undistributed net investment loss	$(137,824)	—	—

Share Transactions:
Institutional Class Shares:
Sale of shares	113,697	115,182	370,282
Shares repurchased	(895,706)	(2,685,694)	(2,100,134)

Decrease in Institutional Class shares	(782,009)	(2,570,512)	(1,729,852)

Investor Class Shares:
Sale of shares	6,370	21,621	21,621
Shares repurchased	(28,712)	(81,102)	(81,102)

Decrease in Investor Class shares	(22,342)	(59,481)	(59,481)

*	For the period November 1, 2004 through May 31, 2005.

The accompanying notes are an integral part of these financial statements.

Essex Large Cap Growth Fund

Statement of Changes in Net Assets

	For the six months ended Nov. 30, 2005 (unaudited)	For the fiscal period ended May 31, 2005*	For the fiscal year ended Oct. 31, 2004
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(12,067)	$23,197	$(23,928)
Net realized gain (loss) on investments	(182,027)	220,547	(251,083)
Net unrealized appreciation of investments	928,195	100,586	216,987

Net increase (decrease) in net assets resulting from operations	734,101	344,330	(58,024)

Distributions to Shareholders:
From net investment income	—	(11,914)	—
From net realized gain on investments	—	—	(5,249)

Total distributions to shareholders	—	(11,914)	(5,249)

From Capital Share Transactions:
Proceeds from sale of shares	—	1,260,000	8,680,001
Net asset value of shares issued in connection with reinvestment of distributions	—	11,914	5,249
Cost of shares repurchased	(49,445)	(2,027,905)	(100,082)

Increase (decrease) from share transactions	(49,445)	(755,991)	8,585,168

Total increase (decrease) in net assets	684,656	(423,575)	8,521,895

Net Assets:
Beginning of period	9,532,277	9,955,852	1,433,957

End of period	$10,216,933	$9,532,277	$9,955,852

End of period undistributed net investment income (loss)	$(12,067)	$11,283	—

Share Transactions:
Institutional Class Shares:
Sale of shares	—	112,922	779,901
Shares issued in connection with reinvestment of distributions	—	1,009	474
Shares repurchased	(4,225)	(175,361)	(8,826)

Increase (decrease) in shares	(4,225)	(61,430)	771,549

*	For the period November 1, 2004 through May 31, 2005.

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Statement of Changes in Net Assets

	For the six months ended Nov. 30, 2005 (unaudited)	For the fiscal year ended May 31, 2005
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(37,930)	$(204,036)
Net realized gain (loss) on investments	1,094,988	(418,025)
Net unrealized appreciation (depreciation) of investments	377,247	(109,788)

Net increase (decrease) in net assets resulting from operations	1,434,305	(731,849)

Distributions to Shareholders:
From net realized gain on investments	—	(554,382)

From Capital Share Transactions:
Proceeds from sale of shares	9,536,594	9,092,979
Net asset value of shares issued in connection with reinvestment of distributions	—	527,098
Cost of shares repurchased	(5,348,698)	(24,156,211)

Increase (decrease) from share transactions	4,187,896	(14,536,134)

Total increase (decrease) in net assets	5,622,201	(15,822,365)

Net Assets:
Beginning of period	8,510,454	24,332,819

End of period	$14,132,655	$8,510,454

End of period undistributed net investment loss	$(37,930)	—

Share Transactions:
Institutional Class Shares:
Sale of shares	544,483	615,932
Shares issued in connection with reinvestment of distributions	—	32,638
Shares repurchased	(333,984)	(1,677,185)

Increase (decrease) in shares	210,499	(1,028,615)

The accompanying notes are an integral part of these financial statements.

Essex Aggressive Growth Fund - Institutional Class

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended Nov. 30, 2005 (unaudited)		For the fiscal period ended May 31, 2005**		For the fiscal year ended Oct. 31,
					2004	2003	2002*
Net Asset Value, Beginning of Period	$8.86		$8.54		$8.97	$7.04	$8.21

Income from Investment Operations:
Net investment loss	(0.04)		(0.03)		(0.10)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.07		0.35		(0.33)	2.00	(1.11)

Total from investment operations	1.03		0.32		(0.43)	1.93	(1.17)

Net Asset Value, End of Period	$9.89		$8.86		$8.54	$8.97	$7.04

Total Return (a)	11.63	% (b)	3.75	% (b)	(4.79)%	27.41%	(14.25	)% (b)

Ratio of net expenses to average net assets	1.27	% (c)	1.41	% (c)	1.31%	1.33%	1.39	% (c)
Ratio of net investment loss to average net assets	(0.69	)% (c)	(0.42	)% (c)	(0.98)%	(0.83)%	(1.06	)% (c)
Portfolio turnover	39	% (b)	139	% (b)	107%	111%	170	% (b)
Net assets at end of period (000’s omitted)	$36,301		$39,434		$59,934	$78,473	$70,295

Ratios absent expense offsets (d):
Ratio of total expenses to average net assets	—		—		—	—	1.40	% (c)
Ratio of net investment loss to average net assets	—		—		—	—	(1.07	)% (c)

*	At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares. Results prior to March 1, 2002 are reflected in the financial highlights of the Investor Class.
**	For the period November 1, 2004 through May 31, 2005.
(a)	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reduction or reimbursement of Fund expenses.

(See Notes to Financial Statements.)

Essex Aggressive Growth Fund - Investor Class

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended Nov. 30, 2005 (unaudited)		For the fiscal period ended May 31, 2005**		For the fiscal year ended October 31,
					2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.77		$8.46		$8.91	$7.01	$8.85		$16.94

Income from Investment Operations:
Net investment loss	(0.06)		(0.04)		(0.17)	(0.07)	(0.08)		(0.05)
Net realized and unrealized gain (loss) on investments	1.07		0.35		(0.28)	1.97	(1.76)		(8.04)

Total from investment operations	1.01		0.31		(0.45)	1.90	(1.84)		(8.09)

Net Asset Value, End of Period	$9.78		$8.77		$8.46	$8.91	$7.01		$8.85

Total Return	11.52	% (b)	3.66	% (b)	(5.05)%	27.10%	(20.79	)% (a)	(47.76	)% (a)

Ratio of net expenses to average net assets	1.52	% (c)	1.66	% (c)	1.56%	1.58%	1.10	% (e)	1.10	% (e)
Ratio of net investment loss to average net assets	(0.93	)% (c)	(0.67	)% (c)	(1.23)%	(1.08)%	(0.82	)% (e)	(0.41	)% (e)
Portfolio turnover	39	% (b)	139	% (b)	107%	111%	170%		212%
Net assets at end of period (000’s omitted)	$379		$535		$582	$1,142	$475		$131,430

Ratios absent expense offsets (d):
Ratio of total expenses to average net assets	—		—		—	—	1.20%		1.16%
Ratio of net investment loss to average net assets	—		—		—	—	(0.91)%		(0.47)%

**	For the period November 1, 2004 through May 31, 2005.
(a)	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reduction of Fund expenses.
(e)	Ratios reflect expense reimbursements that were in effect prior to March 1, 2002.

(See Notes to Financial Statements.)

Essex Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended Nov. 30, 2005 (unaudited)		For the fiscal period ended May 31, 2005**	For the fiscal year ended Oct. 31, 2004	For the fiscal period* ended Oct. 31, 2003
Net Asset Value, Beginning of Period	$11.33		$11.03	$10.93	$10.00

Income from Investment Operations:
Net investment income (loss)	(0.01)		0.01	(0.03)	(0.00	) #
Net realized and unrealized gain on investments	0.88		0.31	0.17	0.93

Total from investment operations	0.87		0.32	0.14	0.93

Less Distributions to Shareholders from:
Net investment income	—		(0.02)	—	—
Net realized and unrealized gain on investments	—		—	(0.04)	—

Total distributions to shareholders	—		(0.02)	(0.04)	—

Net Asset Value, End of Period	$12.20		$11.33	$11.03	$10.93

Total Return (a)	7.68	% (b)	2.85%	1.28%	9.30	% (b)

Ratio of net expenses to average net assets	1.05	% (c)	1.10%	1.10%	1.10	% (c)
Ratio of net investment income (loss) to average net assets	(0.25	)% (c)	0.41%	(0.36)%	(0.10	)% (c)
Portfolio turnover	43	% (b)	73%	61%	32	% (b)
Net assets at end of period (000’s omitted)	$10,217		$9,532	$9,956	$1,434

Ratios absent expense offsets (d):
Ratio of total expenses to average net assets	1.34%		1.69%	1.47%	18.51	% (c)
Ratio of net investment loss to average net assets	(0.54)%		(0.17)%	(0.73)%	(17.51	)% (c)

*	Commencement of operations was June 30, 2003.
**	For the period November 1, 2004 through May 31, 2005.
#	Rounds to less than ($0.01).
(a)	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reduction of Fund expenses (See Notes to Financial Statements).

Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended Nov. 30, 2005 (unaudited)		For the fiscal year ended May 31,		For the fiscal period ended May 31, 2003*
			2005	2004
Net Asset Value, Beginning of Period	$14.81		$15.18	$10.55	$10.00

Income from Investment Operations:
Net investment loss	(0.05)		(0.26)	(0.18)	(0.09)
Net realized and unrealized gain on investments	3.24		0.48 (e)	4.97	0.64

Total from investment operations	3.19		0.22	4.79	0.55

Less Distributions to Shareholders from:
Net realized gain on investments	—		(0.59)	(0.16)	—

Net Asset Value, End of Period	$18.00		$14.81	$15.18	$10.55

Total Return (a)	17.73	% (b)	1.16%	45.39%	5.50	% (b)

Ratio of net expenses to average net assets	1.49	% (c)	1.49%	1.49%	1.49	% (c)
Ratio of net investment loss to average net assets	(1.09	)% (c)	(1.26)%	(1.28)%	(1.16	)% (c)
Portfolio turnover	103	% (b)	118%	84%	121	% (b)
Net assets at end of period (000’s omitted)	$14,133		$8,510	$24,333	$1,728

Ratios absent expense offsets (d)
Ratio of total expenses to average net assets	2.60%		2.17%	2.50%	6.68	% (c)
Ratio of net investment loss to average net assets	(2.18)%		(1.92)%	(2.29)%	(1.16	)% (c)

*	Commencement of operations was June 25, 2002.
(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reimbursement of Fund expenses.

(See Notes to Financial Statements.)

(e)	The per share number is inconsistent with the Statement of Operations due to the timing of capital share activity.

Managers AMG Funds

Notes to Financial Statements

November 30, 2005 (unaudited)

(1) Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are three equity funds, Essex Aggressive Growth Fund (“Aggressive Growth”), Essex Large Cap Growth Fund (“Large Cap”) and Essex Small/Micro Cap Growth Fund (“Small/Micro Cap”) (each a “Fund” and collectively the “Funds”).

Aggressive Growth offers both Institutional and Investor Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $100,000. Investor shares are offered to all other investors. Each class represents interest in the same assets of Aggressive Growth and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of Aggressive Growth, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of Aggressive Growth. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Large Cap currently offers only Institutional shares. Aggressive Growth and Large Cap recently changed their fiscal year ends from October 31 to May 31.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with

Managers AMG Funds

Notes to Financial Statements (continued)

procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

(b) Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended November 30, 2005, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Aggressive Growth - $5,904 or 0.02% and Large Cap - $2,372 or 0.02%.

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the six months ended November 30, 2005, the custodian expense was not reduced. At November 30, 2005, overdraft fees for Aggressive Growth, Large Cap, and Small/Micro Cap equaled $0, $0, and $864, respectively.

(d) Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance

Managers AMG Funds

Notes to Financial Statements (continued)

with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers

As of November 30, 2005, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires May 31,
Aggressive Growth	$82,396,069	2009
	17,766,477	2010

Large Cap	13,339	2011

Small/Micro Cap	98,796	2013

(g) Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2005, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Aggressive Growth Institutional Class - 1 owns 27%; Aggressive Growth Investor Class - 3 collectively own 66%; Large Cap - 4 collectively own 72%; Small/Micro Cap - 2 collectively own 73%. Transactions by these shareholders may have a material impact on their respective Funds.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Funds’ investment portfolios are managed by Essex Investment Management Company, LLC (“Essex”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Essex with respect to each of the Funds. AMG indirectly owns a majority interest in Essex. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Managers AMG Funds

Notes to Financial Statements (continued)

Aggressive Growth is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as subadvisor. Large Cap is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 0.75% of the average daily net assets of the Fund for its services as subadvisor.

Prior to January 1, 2005, Essex Small/Micro Cap Growth Fund was subadvised by The Burridge Group, LLC (“Burridge”), under terms substantially identical as the current Subadvisory Agreement. Effective as of the close of business on December 31, 2004, Burridge completed a reorganization transaction (the “Reorganization”) with Essex Investment Management Company, LLC (“Essex”) an affiliate of Burridge. As part of the Reorganization, Burridge transferred the assets and personnel associated with a portion of its management business, and the portfolio team responsible for providing subadvisory services to Small/Micro Cap. The Fund is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Funds.

The Investment Manager has voluntarily agreed, through March 1, 2006, to reimburse Large Cap to the extent total annual operating expenses of Large Cap exceed 1.10% of the Fund’s average daily net assets and through October 1, 2005, to reimburse Small/Micro Cap to the extent total annual operating expenses of Small/Micro Cap exceed 1.49% of the Fund’s average daily net assets. Large Cap is obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Fund’s operating expenses (excluding interest, taxes, brokerage, and any other extraordinary expense) in any such future year to exceed 1.10% of the Fund’s average daily net assets. Small/Micro Cap is obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Fund’s operating expenses (excluding interest, taxes, brokerage, and any other extraordinary expense) in any such future year to exceed 1.49% of the Fund’s average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At November 30, 2005, the cumulative amount of unreimbursed expenses for Large Cap and Small/Micro Cap was $112,691 and $264,202, respectively.

Managers AMG Funds

Notes to Financial Statements (continued)

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” paid by Aggressive Growth, Large Cap and Small/Micro Cap for the six months ending November 30, 2005 were $1,929, $362, and $418, respectively. These amounts represent each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Aggressive Growth and Small/Micro Cap have entered into 12b-1 distribution agreements with MDI to act as distributor of the Investor Class shares of Aggressive Growth and the shares of Small/Micro Cap. Each Fund has adopted a distribution plan to pay for the marketing of the shares. Pursuant to the distribution agreement and each Fund’s distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of average daily net assets of the Aggressive Growth Investor Class and the Small/Micro Cap Fund.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended November 30, 2005, for Aggressive Growth were $14,995,297 and $20,378,143, respectively; Large Cap were $4,057,148 and $4,258,181, respectively; and Small/Micro Cap were $10,935,138 and $7,411,809, respectively. There were no purchases or sales of U.S. Government securities for any Fund.

(4) Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. Earnings (after any rebates) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

Annual Renewal of Investment Advisory Agreements (unaudited)

Approval of Investment Management and Subadvisory Agreements on June 3, 2005

Essex Aggressive Growth Fund

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement with the Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations, personnel, and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus. In the course of their deliberations, the Trustees evaluated, among

Annual Renewal of Investment Advisory Agreements (continued)

other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2005 was below the median performance of the Peer Group and below the performance of the Russell 3000 Index, which is the Fund’s benchmark index, for all periods. The Trustees took into account management’s discussion of the reasons for the Fund’s performance results, including that the market environment in recent years has been adverse to the Subadvisor’s Investment Strategy, which focuses on high growth companies. In addition, the Trustees noted that the Subadvisor has taken actions during the past year to enhance the research and portfolio management capabilities of the organization by, among other things, adding personnel from an affiliated organization. The Trustees concluded that appropriate actions are being taken to address the Fund’s performance.

Advisory and Subadvisory Fees and Profitability. In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and, accordingly, evaluated the reasonableness of the advisory and subadvisory fees separately, as well as on a combined basis, noting that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted the current asset level of the Fund and the impact on profitability of any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager and the Subadvisor under the Investment Management and Subadvisory Agreements and the profitability to the Investment Manager and the Subadvisor of their relationships with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees concluded that the profitability to the Investment Manager and the Subadvisor of their relationships with the Fund is reasonable and that neither the Investment Manager nor the Subadvisor is realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through March 1, 2006 to limit the Fund’s net annual operating expenses to 1.10%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Annual Renewal of Investment Advisory Agreements (continued)

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

Annual Renewal of Investment Advisory Agreements (continued)

Approval of Investment Management and Subadvisory Agreements on June 3, 2005

Essex Large Cap Growth Fund:

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement with the Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations, personnel, and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus. In the course of their deliberations, the Trustees evaluated, among

Annual Renewal of Investment Advisory Agreements (continued)

other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Fund Performance. The Trustees noted that the Fund’s performance, for all periods, ended March 31, 2005, was below the median performance of the Peer Group and below the performance of the S&P 500 Index, which is the Fund’s benchmark index. The Trustees took into account management’s discussion of the reasons for the Fund’s performance results, including that the market environment in recent years has been adverse to the Subadvisor’s Investment Strategy, which focuses on high growth companies. In addition, the Trustees noted that the Subadvisor has taken actions during the past year to enhance the research and portfolio management capabilities of the organization by, among other things, adding personnel from an affiliated organization. The Trustees concluded that appropriate actions are being taken to address the Fund’s performance.

Advisory and Subadvisory Fees and Profitability. In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and, accordingly, evaluated the reasonableness of the advisory and subadvisory fees separately, as well as on a combined basis, noting that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted the current asset level of the Fund and the impact on profitability of any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager and the Subadvisor under the Investment Management and Subadvisory Agreements and the profitability, if any, to the Investment Manager and the Subadvisor of their relationships with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees concluded that the profitability, if any, to the Investment Manager and the Subadvisor of their relationships with the Fund is reasonable and that neither the Investment Manager nor the Subadvisor is realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through March 1, 2006 to limit the Fund’s net annual operating expenses to 1.10%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Annual Renewal of Investment Advisory Agreements (continued)

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

Annual Renewal of Investment Advisory Agreements (continued)

Approval of Investment Management Agreement on June 3, 2005

Essex Small/Micro Cap Growth Fund

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of this agreement. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to the Fund and the Investment Manager, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager under the Investment Management Agreement. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund.

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year and 3-year periods ended March 31, 2005 was below and above, respectively, the median performance of the Peer Group and below and above, respectively, the performance of the Russell 2000 Index, which is the Fund’s benchmark index, for all periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset level of the Fund and the impact on profitability of any future growth of assets of the Fund.

Annual Renewal of Investment Advisory Agreements (continued)

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability, if any, to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees concluded that the profitability, if any, to the Investment Manager of its relationship with the Fund is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through October 1, 2005 to limit the Fund’s net annual operating expenses to 1.49%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; and (b) the Investment Manager maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement would be in the interests of the Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement for the Fund.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS	MANAGERS BALANCED FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and

    Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

* A division of Managers Investment Group LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Website at www.sec.gov.

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room maybe obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent monthly holdings report, semi-annual report, or annual report, please visit www.managersinvest.com.

SAR015

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	January 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	January 31, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	January 31, 2006